Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	¥ 186	¥ 173	¥ 0
Amortization expenses related to intangible assets	139
Amortization expenses related to intangible assets	369
Impairment for intangible assets	¥ 717	¥ 0	¥ 0